John Hancock
Balanced Fund
Quarterly portfolio holdings 7/31/2024

Fund’s investments
As of 7-31-24 (unaudited)
	Shares	Value
Common stocks 58.1%		$3,134,840,035
(Cost $1,579,159,082)
Communication services 4.5%		240,349,669
Interactive media and services 4.5%
Alphabet, Inc., Class A	1,401,129	240,349,669
Consumer discretionary 9.0%		488,274,211
Broadline retail 4.6%
Amazon.com, Inc. (A)	1,318,057	246,450,274
Hotels, restaurants and leisure 0.1%
Chipotle Mexican Grill, Inc. (A)	157,600	8,560,832
Specialty retail 3.7%
Dick’s Sporting Goods, Inc. (B)	219,190	47,421,757
Lowe’s Companies, Inc.	337,435	82,843,667
Ulta Beauty, Inc. (A)	61,161	22,317,037
Valvoline, Inc. (A)	982,367	45,680,066
Textiles, apparel and luxury goods 0.6%
Lululemon Athletica, Inc. (A)	135,315	35,000,578
Consumer staples 4.2%		224,555,494
Consumer staples distribution and retail 3.3%
Sysco Corp.	345,792	26,504,957
Walmart, Inc.	2,168,096	148,818,109
Household products 0.9%
The Procter & Gamble Company	306,248	49,232,428
Energy 3.8%		205,495,254
Oil, gas and consumable fuels 3.8%
Altera Infrastructure LP (A)	5,524	149,148
ConocoPhillips	381,300	42,400,560
Devon Energy Corp.	635,875	29,905,201
EQT Corp.	901,673	31,116,735
Suncor Energy, Inc. (B)	895,437	35,745,845
Valero Energy Corp.	409,212	66,177,765
Financials 6.5%		351,140,633
Banks 2.6%
JPMorgan Chase & Co.	575,941	122,560,245
U.S. Bancorp	423,959	19,027,280
Capital markets 1.2%
The Charles Schwab Corp.	572,127	37,296,959
The Goldman Sachs Group, Inc.	53,736	27,353,236
Consumer finance 0.7%
Discover Financial Services	261,554	37,661,160
Financial services 2.0%
Berkshire Hathaway, Inc., Class B (A)	244,565	107,241,753
Health care 7.5%		404,964,573
Biotechnology 1.8%
Gilead Sciences, Inc.	510,322	38,815,091
Regeneron Pharmaceuticals, Inc. (A)	22,366	24,137,164
Vertex Pharmaceuticals, Inc. (A)	66,772	33,100,216
2	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Health care equipment and supplies 1.5%
Abbott Laboratories	233,292	$24,714,954
Edwards Lifesciences Corp. (A)	333,128	21,003,720
Stryker Corp.	114,756	37,576,852
Health care providers and services 1.3%
McKesson Corp.	55,692	34,363,078
The Cigna Group	97,010	33,824,477
Pharmaceuticals 2.9%
AstraZeneca PLC	197,650	31,400,716
Eli Lilly & Company	156,699	126,028,305
Industrials 5.5%		295,716,165
Construction and engineering 1.3%
Vinci SA	610,479	69,666,698
Industrial conglomerates 0.5%
Honeywell International, Inc.	118,920	24,348,870
Machinery 3.7%
Cummins, Inc.	149,358	43,582,664
Deere & Company	234,372	87,181,697
Ingersoll Rand, Inc.	608,113	61,054,545
TOMRA Systems ASA	599,497	9,881,691
Information technology 13.8%		745,123,085
Semiconductors and semiconductor equipment 5.8%
ASML Holding NV, NYRS	77,319	72,424,707
Broadcom, Inc.	918,140	147,526,735
Infineon Technologies AG	1,360,291	47,254,062
Micron Technology, Inc.	418,986	46,013,043
Software 6.7%
Microsoft Corp.	588,273	246,104,010
Salesforce, Inc.	222,068	57,471,198
SAP SE, ADR (B)	282,266	59,727,486
Technology hardware, storage and peripherals 1.3%
Apple, Inc.	308,906	68,601,844
Materials 2.4%		130,299,826
Chemicals 0.9%
Linde PLC	108,819	49,349,417
Metals and mining 1.5%
Freeport-McMoRan, Inc.	1,782,656	80,950,409
Real estate 0.9%		48,921,125
Industrial REITs 0.1%
Lineage, Inc.	44,056	3,871,641
Specialized REITs 0.8%
American Tower Corp.	83,613	18,428,305

Digital Realty Trust, Inc.	178,080	26,621,179
Preferred securities 0.0%		$823,497
(Cost $1,024,438)
Communication services 0.0%		643,084
Wireless telecommunication services 0.0%
Telephone & Data Systems, Inc., 6.625%	33,200	643,084
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	3

	Shares	Value
Financials 0.0%		$180,413
Banks 0.0%
Wells Fargo & Company, 7.500%	150	180,413

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 23.9%				$1,288,281,437
(Cost $1,298,363,870)
U.S. Government 10.0%				540,614,784
U.S. Treasury
Bond	2.250	02-15-52	5,142,000	3,387,694
Bond	3.000	08-15-52	12,177,000	9,464,763
Bond	3.375	08-15-42	64,828,000	56,537,107
Bond	3.375	11-15-48	8,387,000	7,025,751
Bond	4.000	11-15-42	34,513,000	32,814,313
Bond	4.250	02-15-54	58,041,000	57,079,696
Bond	4.625	05-15-44	43,728,000	44,910,023
Bond	4.625	05-15-54	1,940,000	2,031,544
Bond	4.750	11-15-43	44,031,000	45,984,876
Note	4.000	07-31-29	43,379,000	43,528,115
Note	4.125	03-31-31	34,522,000	34,845,644
Note	4.125	07-31-31	48,952,000	49,433,871
Note	4.250	06-30-29	17,470,000	17,711,577
Note	4.250	06-30-31	72,505,000	73,751,180
Note	4.375	05-15-34	55,405,000	56,824,753
Note	4.625	05-31-31	5,086,000	5,283,877
U.S. Government Agency 13.9%				747,666,653
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.000	06-01-36	3,894,494	3,519,313
15 Yr Pass Thru	2.500	11-01-34	1,252,480	1,163,553
15 Yr Pass Thru	4.500	12-01-37	865,258	858,971
15 Yr Pass Thru	4.500	02-01-38	5,632,747	5,591,815
30 Yr Pass Thru	2.500	11-01-50	5,618,237	4,742,515
30 Yr Pass Thru	2.500	08-01-51	4,608,112	3,928,720
30 Yr Pass Thru	2.500	11-01-51	3,384,595	2,881,361
30 Yr Pass Thru	2.500	12-01-51	1,159,545	982,066
30 Yr Pass Thru	3.000	03-01-43	371,998	339,595
30 Yr Pass Thru	3.000	12-01-45	1,670,313	1,505,016
30 Yr Pass Thru	3.000	10-01-46	5,721,267	5,135,413
30 Yr Pass Thru	3.000	10-01-46	1,857,307	1,665,379
30 Yr Pass Thru	3.000	12-01-46	1,430,541	1,281,819
30 Yr Pass Thru	3.000	12-01-46	1,297,334	1,166,920
30 Yr Pass Thru	3.000	04-01-47	2,311,937	2,068,960
30 Yr Pass Thru	3.000	10-01-49	3,142,053	2,794,160
30 Yr Pass Thru	3.000	10-01-49	2,380,117	2,112,868
30 Yr Pass Thru	3.000	12-01-49	700,511	622,730
30 Yr Pass Thru	3.000	12-01-49	3,338,696	2,956,510
30 Yr Pass Thru	3.000	01-01-50	4,388,904	3,901,586
30 Yr Pass Thru	3.000	05-01-51	4,175,667	3,675,489
30 Yr Pass Thru	3.000	01-01-52	5,325,873	4,669,610
30 Yr Pass Thru	3.000	02-01-52	4,024,741	3,547,672
30 Yr Pass Thru	3.000	06-01-52	5,901,852	5,207,815
30 Yr Pass Thru	3.500	10-01-46	2,095,566	1,929,979
30 Yr Pass Thru	3.500	12-01-46	908,734	843,175
30 Yr Pass Thru	3.500	01-01-48	9,670,104	8,896,383
4	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	11-01-48	698,264	$646,798
30 Yr Pass Thru	3.500	03-01-52	1,887,676	1,726,768
30 Yr Pass Thru	3.500	03-01-52	2,884,669	2,627,958
30 Yr Pass Thru	3.500	03-01-52	2,430,144	2,221,887
30 Yr Pass Thru	3.500	04-01-52	6,784,452	6,206,137
30 Yr Pass Thru	3.500	07-01-52	1,874,726	1,705,548
30 Yr Pass Thru	3.500	07-01-52	3,640,328	3,315,234
30 Yr Pass Thru	3.500	07-01-52	3,375,023	3,070,456
30 Yr Pass Thru	4.000	11-01-47	337,113	321,426
30 Yr Pass Thru	4.000	08-01-48	400,902	382,622
30 Yr Pass Thru	4.000	08-01-49	5,189,051	4,900,942
30 Yr Pass Thru	4.000	04-01-52	6,054,344	5,714,407
30 Yr Pass Thru	4.000	04-01-52	3,671,940	3,486,424
30 Yr Pass Thru	4.000	04-01-52	5,358,218	5,064,216
30 Yr Pass Thru	4.000	05-01-52	180,977	171,664
30 Yr Pass Thru	4.000	05-01-52	5,327,520	5,013,409
30 Yr Pass Thru	4.000	06-01-52	6,015,516	5,656,611
30 Yr Pass Thru	4.000	08-01-52	2,759,850	2,597,129
30 Yr Pass Thru	4.000	08-01-52	7,762,783	7,321,463
30 Yr Pass Thru	4.000	08-01-52	1,650,492	1,552,018
30 Yr Pass Thru	4.000	04-01-53	1,578,766	1,490,985
30 Yr Pass Thru	4.000	04-01-53	2,025,142	1,908,745
30 Yr Pass Thru	4.500	03-01-41	630,767	625,594
30 Yr Pass Thru	4.500	07-01-52	1,618,840	1,571,062
30 Yr Pass Thru	4.500	07-01-52	5,787,128	5,616,328
30 Yr Pass Thru	4.500	08-01-52	981,819	955,604
30 Yr Pass Thru	4.500	08-01-52	4,714,287	4,585,463
30 Yr Pass Thru	4.500	08-01-52	3,901,606	3,794,990
30 Yr Pass Thru	4.500	09-01-52	2,481,446	2,408,209
30 Yr Pass Thru	4.500	09-01-52	2,741,933	2,668,720
30 Yr Pass Thru	4.500	09-01-52	16,602,137	16,148,464
30 Yr Pass Thru	4.500	11-01-52	5,878,511	5,675,622
30 Yr Pass Thru	4.500	12-01-52	1,381,500	1,339,863
30 Yr Pass Thru	4.500	12-01-52	6,205,931	6,044,104
30 Yr Pass Thru	4.500	04-01-53	1,301,140	1,265,585
30 Yr Pass Thru	4.500	04-01-53	5,364,509	5,207,272
30 Yr Pass Thru	4.500	05-01-53	1,229,677	1,199,917
30 Yr Pass Thru	4.500	06-01-53	2,935,914	2,843,760
30 Yr Pass Thru	4.500	08-01-53	4,619,008	4,489,902
30 Yr Pass Thru	5.000	07-01-52	5,664,462	5,632,929
30 Yr Pass Thru	5.000	07-01-52	4,914,350	4,859,831
30 Yr Pass Thru	5.000	08-01-52	3,284,262	3,247,505
30 Yr Pass Thru	5.000	09-01-52	8,935,926	8,816,369
30 Yr Pass Thru	5.000	10-01-52	3,333,983	3,298,753
30 Yr Pass Thru	5.000	11-01-52	6,425,489	6,339,520
30 Yr Pass Thru	5.000	12-01-52	1,665,204	1,649,169
30 Yr Pass Thru	5.000	12-01-52	3,277,848	3,258,576
30 Yr Pass Thru	5.000	12-01-52	5,547,234	5,488,617
30 Yr Pass Thru	5.000	02-01-53	5,301,075	5,223,523
30 Yr Pass Thru	5.000	03-01-53	12,345,240	12,178,650
30 Yr Pass Thru	5.000	04-01-53	4,866,179	4,811,717
30 Yr Pass Thru	5.000	07-01-53	8,870,213	8,776,482
30 Yr Pass Thru	5.000	07-01-53	3,974,821	3,931,578
30 Yr Pass Thru	5.000	08-01-53	3,958,529	3,925,359
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	5

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.500	11-01-39	401,277	$414,440
30 Yr Pass Thru	5.500	09-01-52	6,727,628	6,803,270
30 Yr Pass Thru	5.500	06-01-53	2,680,046	2,706,829
30 Yr Pass Thru	5.500	07-01-53	2,955,942	2,987,329
30 Yr Pass Thru	5.500	08-01-53	1,386,958	1,394,317
30 Yr Pass Thru	5.500	09-01-53	4,474,302	4,521,812
30 Yr Pass Thru	5.500	04-01-54	4,132,430	4,160,929
Federal National Mortgage Association
15 Yr Pass Thru	2.000	02-01-36	3,098,057	2,807,347
15 Yr Pass Thru	2.000	04-01-37	3,968,140	3,585,864
15 Yr Pass Thru	2.500	01-01-36	4,241,714	3,931,270
15 Yr Pass Thru	4.500	11-01-37	4,416,334	4,389,762
15 Yr Pass Thru	4.500	12-01-37	1,425,960	1,417,380
30 Yr Pass Thru	2.000	12-01-50	5,988,689	4,854,979
30 Yr Pass Thru	2.000	12-01-50	10,606,069	8,657,908
30 Yr Pass Thru	2.000	02-01-51	6,999,876	5,674,740
30 Yr Pass Thru	2.000	07-01-51	10,258,164	8,332,234
30 Yr Pass Thru	2.500	09-01-50	8,922,385	7,618,076
30 Yr Pass Thru	2.500	08-01-51	6,292,957	5,357,296
30 Yr Pass Thru	2.500	08-01-51	3,251,535	2,766,052
30 Yr Pass Thru	2.500	10-01-51	1,619,242	1,377,475
30 Yr Pass Thru	2.500	11-01-51	3,506,470	2,998,264
30 Yr Pass Thru	2.500	01-01-52	3,734,172	3,168,459
30 Yr Pass Thru	2.500	03-01-52	33,718,918	28,605,353
30 Yr Pass Thru	2.500	04-01-52	5,669,009	4,820,804
30 Yr Pass Thru	3.000	02-01-43	230,426	209,253
30 Yr Pass Thru	3.000	03-01-43	90,437	82,536
30 Yr Pass Thru	3.000	05-01-43	145,182	131,928
30 Yr Pass Thru	3.000	12-01-45	1,795,348	1,615,640
30 Yr Pass Thru	3.000	02-01-47	1,422,815	1,278,173
30 Yr Pass Thru	3.000	10-01-47	3,042,691	2,724,816
30 Yr Pass Thru	3.000	12-01-47	809,028	724,002
30 Yr Pass Thru	3.000	10-01-49	3,430,187	3,056,823
30 Yr Pass Thru	3.000	11-01-49	615,834	546,686
30 Yr Pass Thru	3.000	12-01-51	3,164,679	2,786,986
30 Yr Pass Thru	3.000	02-01-52	2,112,454	1,862,056
30 Yr Pass Thru	3.000	02-01-52	3,955,436	3,468,041
30 Yr Pass Thru	3.000	05-01-52	1,151,033	1,017,724
30 Yr Pass Thru	3.500	06-01-42	1,461,912	1,373,847
30 Yr Pass Thru	3.500	06-01-43	2,814,080	2,638,957
30 Yr Pass Thru	3.500	12-01-44	527,045	486,772
30 Yr Pass Thru	3.500	04-01-45	460,687	428,795
30 Yr Pass Thru	3.500	04-01-45	179,285	166,874
30 Yr Pass Thru	3.500	07-01-47	4,166,869	3,861,487
30 Yr Pass Thru	3.500	12-01-47	665,456	614,398
30 Yr Pass Thru	3.500	06-01-49	3,648,807	3,368,850
30 Yr Pass Thru	3.500	09-01-49	367,959	337,658
30 Yr Pass Thru	3.500	09-01-49	4,187,937	3,811,387
30 Yr Pass Thru	3.500	01-01-50	1,348,153	1,236,289
30 Yr Pass Thru	3.500	03-01-50	2,224,965	2,040,347
30 Yr Pass Thru	3.500	09-01-50	3,014,181	2,765,962
30 Yr Pass Thru	3.500	11-01-50	4,405,094	4,005,164
30 Yr Pass Thru	3.500	02-01-52	1,698,742	1,562,566
30 Yr Pass Thru	3.500	04-01-52	2,298,374	2,101,740
6	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	08-01-52	5,336,077	$4,859,546
30 Yr Pass Thru	3.500	09-01-52	1,980,864	1,808,994
30 Yr Pass Thru	4.000	01-01-41	791,940	765,965
30 Yr Pass Thru	4.000	09-01-41	366,669	354,290
30 Yr Pass Thru	4.000	10-01-41	2,525,084	2,441,650
30 Yr Pass Thru	4.000	01-01-47	2,946,076	2,832,217
30 Yr Pass Thru	4.000	04-01-48	419,795	401,078
30 Yr Pass Thru	4.000	10-01-48	391,600	373,406
30 Yr Pass Thru	4.000	01-01-49	326,230	308,627
30 Yr Pass Thru	4.000	07-01-49	464,243	442,094
30 Yr Pass Thru	4.000	07-01-49	1,035,018	985,637
30 Yr Pass Thru	4.000	08-01-49	2,056,850	1,958,718
30 Yr Pass Thru	4.000	02-01-50	1,705,342	1,615,986
30 Yr Pass Thru	4.000	03-01-51	6,656,741	6,322,506
30 Yr Pass Thru	4.000	08-01-51	3,641,568	3,467,828
30 Yr Pass Thru	4.000	04-01-52	698,704	660,347
30 Yr Pass Thru	4.000	04-01-52	6,210,099	5,884,704
30 Yr Pass Thru	4.000	04-01-52	5,857,900	5,536,315
30 Yr Pass Thru	4.000	05-01-52	8,716,534	8,227,121
30 Yr Pass Thru	4.000	05-01-52	3,162,905	2,976,420
30 Yr Pass Thru	4.000	05-01-52	2,660,127	2,503,286
30 Yr Pass Thru	4.000	05-01-52	4,762,217	4,470,583
30 Yr Pass Thru	4.000	06-01-52	203,355	192,827
30 Yr Pass Thru	4.000	06-01-52	2,046,011	1,940,723
30 Yr Pass Thru	4.000	06-01-52	2,245,801	2,113,389
30 Yr Pass Thru	4.000	07-01-52	11,706,694	11,059,452
30 Yr Pass Thru	4.000	07-01-52	2,619,535	2,470,612
30 Yr Pass Thru	4.000	07-01-52	2,067,236	1,949,712
30 Yr Pass Thru	4.000	07-01-52	2,233,890	2,101,307
30 Yr Pass Thru	4.500	11-01-39	708,736	702,229
30 Yr Pass Thru	4.500	09-01-40	382,636	378,997
30 Yr Pass Thru	4.500	05-01-41	232,623	230,434
30 Yr Pass Thru	4.500	07-01-41	875,796	867,518
30 Yr Pass Thru	4.500	01-01-43	280,259	277,549
30 Yr Pass Thru	4.500	04-01-48	1,484,551	1,458,365
30 Yr Pass Thru	4.500	07-01-48	605,018	591,132
30 Yr Pass Thru	4.500	06-01-52	2,923,207	2,845,154
30 Yr Pass Thru	4.500	06-01-52	6,750,675	6,551,437
30 Yr Pass Thru	4.500	06-01-52	12,501,783	12,125,652
30 Yr Pass Thru	4.500	07-01-52	5,591,482	5,426,457
30 Yr Pass Thru	4.500	07-01-52	4,658,100	4,520,623
30 Yr Pass Thru	4.500	07-01-52	5,755,676	5,598,395
30 Yr Pass Thru	4.500	08-01-52	3,361,492	3,242,323
30 Yr Pass Thru	4.500	08-01-52	766,817	746,342
30 Yr Pass Thru	4.500	08-01-52	5,554,904	5,357,976
30 Yr Pass Thru	4.500	08-01-52	4,526,886	4,364,987
30 Yr Pass Thru	4.500	08-01-52	3,129,355	3,022,328
30 Yr Pass Thru	4.500	09-01-52	4,593,907	4,474,115
30 Yr Pass Thru	4.500	09-01-52	1,444,767	1,405,287
30 Yr Pass Thru	4.500	10-01-52	4,099,293	3,992,399
30 Yr Pass Thru	4.500	10-01-52	1,887,086	1,831,391
30 Yr Pass Thru	4.500	10-01-52	2,037,330	1,982,930
30 Yr Pass Thru	4.500	11-01-52	1,908,133	1,854,798
30 Yr Pass Thru	4.500	03-01-53	5,606,192	5,456,500
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	7

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	04-01-53	5,501,351	$5,347,582
30 Yr Pass Thru	4.500	05-01-53	1,160,464	1,128,753
30 Yr Pass Thru	4.500	07-01-53	2,067,890	2,005,978
30 Yr Pass Thru	5.000	07-01-52	2,129,899	2,118,042
30 Yr Pass Thru	5.000	08-01-52	10,919,284	10,878,971
30 Yr Pass Thru	5.000	08-01-52	5,940,073	5,918,142
30 Yr Pass Thru	5.000	09-01-52	6,781,560	6,705,661
30 Yr Pass Thru	5.000	09-01-52	7,371,659	7,300,674
30 Yr Pass Thru	5.000	10-01-52	3,116,661	3,086,649
30 Yr Pass Thru	5.000	12-01-52	3,281,761	3,250,159
30 Yr Pass Thru	5.000	01-01-53	7,685,988	7,655,211
30 Yr Pass Thru	5.000	04-01-53	8,630,124	8,541,627
30 Yr Pass Thru	5.000	05-01-53	9,506,090	9,435,346
30 Yr Pass Thru	5.000	05-01-53	3,884,827	3,866,843
30 Yr Pass Thru	5.000	07-01-53	3,021,309	2,996,936
30 Yr Pass Thru	5.500	10-01-52	6,109,114	6,175,893
30 Yr Pass Thru	5.500	11-01-52	4,553,280	4,603,052
30 Yr Pass Thru	5.500	12-01-52	3,775,221	3,804,872
30 Yr Pass Thru	5.500	12-01-52	5,315,042	5,371,479
30 Yr Pass Thru	5.500	12-01-52	1,963,415	1,985,491
30 Yr Pass Thru	5.500	12-01-52	1,973,468	2,003,674
30 Yr Pass Thru	5.500	07-01-53	1,420,892	1,431,629
30 Yr Pass Thru	5.500	08-01-53	2,558,315	2,575,574
30 Yr Pass Thru	5.500	02-01-54	3,094,375	3,125,299
30 Yr Pass Thru	5.500	03-01-54	2,710,587	2,735,981
30 Yr Pass Thru	5.500	05-01-54	3,667,572	3,687,032
30 Yr Pass Thru	5.500	05-01-54	2,959,739	2,968,357
30 Yr Pass Thru	7.000	06-01-32	430	447
30 Yr Pass Thru	7.500	04-01-31	817	860

30 Yr Pass Thru	8.000	01-01-31	538	558
Corporate bonds 13.4%				$724,610,034
(Cost $741,038,392)
Communication services 1.0%				52,336,565
Diversified telecommunication services 0.2%
AT&T, Inc.	2.750	06-01-31	1,840,000	1,610,176
C&W Senior Finance, Ltd. (C)	6.875	09-15-27	1,800,000	1,757,519
Connect Finco SARL (C)	6.750	10-01-26	1,827,000	1,795,985
GCI LLC (C)	4.750	10-15-28	1,640,000	1,522,395
Total Play Telecomunicaciones SA de CV (C)	6.375	09-20-28	1,376,000	843,002
Verizon Communications, Inc.	2.550	03-21-31	2,341,000	2,028,117
Entertainment 0.2%
Netflix, Inc.	4.875	04-15-28	4,437,000	4,477,954
WarnerMedia Holdings, Inc.	4.279	03-15-32	7,786,000	6,753,953
WMG Acquisition Corp. (C)	3.875	07-15-30	1,144,000	1,031,216
Interactive media and services 0.0%
Match Group Holdings II LLC (C)	3.625	10-01-31	470,000	405,340
Match Group Holdings II LLC (C)	4.125	08-01-30	1,051,000	944,293
Media 0.3%
Charter Communications Operating LLC	4.200	03-15-28	3,312,000	3,184,383
Charter Communications Operating LLC	6.384	10-23-35	2,698,000	2,704,906
Globo Comunicacao e Participacoes SA (C)	4.875	01-22-30	924,000	833,803
LCPR Senior Secured Financing DAC (C)	5.125	07-15-29	1,569,000	1,305,487
News Corp. (C)	3.875	05-15-29	1,408,000	1,303,550
8	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
Paramount Global	4.200	05-19-32	539,000	$459,656
Paramount Global	4.375	03-15-43	1,392,000	973,443
Paramount Global	4.950	05-19-50	2,516,000	1,819,232
Sirius XM Radio, Inc. (C)	4.000	07-15-28	1,220,000	1,119,659
Sirius XM Radio, Inc. (C)	5.000	08-01-27	2,135,000	2,065,896
Wireless telecommunication services 0.3%
Iliad Holding SAS (C)	8.500	04-15-31	578,000	602,176
Millicom International Cellular SA (C)	6.250	03-25-29	1,264,500	1,236,644
Millicom International Cellular SA (C)	7.375	04-02-32	671,000	673,573
T-Mobile USA, Inc.	3.375	04-15-29	1,899,000	1,779,871
T-Mobile USA, Inc.	3.875	04-15-30	6,555,000	6,251,276
Vodafone Group PLC	5.625	02-10-53	1,196,000	1,174,952
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%)	7.000	04-04-79	1,621,000	1,678,108
Consumer discretionary 1.4%				74,142,427
Automobile components 0.0%
Dealer Tire LLC (C)	8.000	02-01-28	1,049,000	1,046,513
Automobiles 0.6%
Ford Motor Company	3.250	02-12-32	1,416,000	1,188,634
Ford Motor Company	6.100	08-19-32	2,295,000	2,322,554
Ford Motor Credit Company LLC	4.000	11-13-30	3,494,000	3,175,103
Ford Motor Credit Company LLC	5.113	05-03-29	3,084,000	3,020,849
Ford Motor Credit Company LLC	5.800	03-08-29	2,489,000	2,514,467
Ford Motor Credit Company LLC	6.125	03-08-34	1,698,000	1,700,313
Ford Motor Credit Company LLC	6.800	05-12-28	5,412,000	5,644,628
General Motors Financial Company, Inc.	2.400	10-15-28	4,572,000	4,125,617
General Motors Financial Company, Inc.	3.600	06-21-30	5,702,000	5,242,030
General Motors Financial Company, Inc.	5.950	04-04-34	1,508,000	1,536,960
Hyundai Capital America (C)	5.300	01-08-29	962,000	974,262
Hyundai Capital America (C)	5.680	06-26-28	1,838,000	1,881,863
Broadline retail 0.1%
Kohl’s Corp.	4.625	05-01-31	1,078,000	875,050
Macy’s Retail Holdings LLC (C)	5.875	04-01-29	917,000	895,640
Macy’s Retail Holdings LLC (C)	5.875	03-15-30	859,000	824,491
Macy’s Retail Holdings LLC (C)	6.125	03-15-32	1,323,000	1,262,643
Hotels, restaurants and leisure 0.4%
Booking Holdings, Inc.	4.625	04-13-30	2,017,000	2,024,790
Caesars Entertainment, Inc. (C)	6.500	02-15-32	1,099,000	1,113,503
Flutter Treasury Designated Activity Company (C)	6.375	04-29-29	653,000	664,800
Full House Resorts, Inc. (C)	8.250	02-15-28	730,000	718,623
Hilton Grand Vacations Borrower Escrow LLC (C)	5.000	06-01-29	1,539,000	1,447,536
Hilton Grand Vacations Borrower Escrow LLC (C)	6.625	01-15-32	1,534,000	1,549,038
Jacobs Entertainment, Inc. (C)	6.750	02-15-29	568,000	530,988
MGM Resorts International	4.750	10-15-28	2,638,000	2,535,985
Midwest Gaming Borrower LLC (C)	4.875	05-01-29	1,694,000	1,599,604
Mohegan Tribal Gaming Authority (C)	8.000	02-01-26	1,197,000	1,121,098
Resorts World Las Vegas LLC (C)	4.625	04-16-29	1,500,000	1,361,863
Resorts World Las Vegas LLC (C)	4.625	04-06-31	820,000	718,337
Resorts World Las Vegas LLC (C)	8.450	07-27-30	1,180,000	1,257,643
Royal Caribbean Cruises, Ltd. (C)	6.000	02-01-33	1,518,000	1,527,948
Royal Caribbean Cruises, Ltd. (C)	6.250	03-15-32	357,000	364,067
Travel + Leisure Company (C)	4.625	03-01-30	628,000	577,135
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	9

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Household durables 0.1%
Brookfield Residential Properties, Inc. (C)	5.000	06-15-29	773,000	$717,901
Century Communities, Inc. (C)	3.875	08-15-29	1,092,000	995,629
KB Home	4.000	06-15-31	1,246,000	1,124,080
Leisure products 0.0%
Brunswick Corp.	5.850	03-18-29	886,000	899,913
Specialty retail 0.2%
Amer Sports Company (C)	6.750	02-16-31	362,000	360,081
Asbury Automotive Group, Inc. (C)	4.625	11-15-29	827,000	772,763
Asbury Automotive Group, Inc.	4.750	03-01-30	1,396,000	1,311,779
AutoNation, Inc.	4.750	06-01-30	2,118,000	2,071,038
Group 1 Automotive, Inc. (C)	4.000	08-15-28	826,000	770,009
Lithia Motors, Inc. (C)	3.875	06-01-29	577,000	524,022
Lithia Motors, Inc. (C)	4.375	01-15-31	577,000	517,898
Lithia Motors, Inc. (C)	4.625	12-15-27	488,000	469,457
The Michaels Companies, Inc. (C)	5.250	05-01-28	1,972,000	1,458,752
The Michaels Companies, Inc. (C)	7.875	05-01-29	1,615,000	928,282
Valvoline, Inc. (C)	3.625	06-15-31	1,481,000	1,294,609
Velocity Vehicle Group LLC (C)	8.000	06-01-29	417,000	429,510
Textiles, apparel and luxury goods 0.0%
Tapestry, Inc.	7.700	11-27-30	1,108,000	1,173,176
Tapestry, Inc.	7.850	11-27-33	918,000	978,953
Consumer staples 0.3%				14,395,987
Food products 0.3%
Coruripe Netherlands BV (C)	10.000	02-10-27	1,072,000	956,673
Fiesta Purchaser, Inc. (C)	7.875	03-01-31	243,000	253,493
JBS USA LUX SA	3.625	01-15-32	1,625,000	1,420,063
JBS USA LUX SA	3.750	12-01-31	434,000	385,522
JBS USA LUX SA	5.750	04-01-33	1,933,000	1,942,163
Kraft Heinz Foods Company	4.375	06-01-46	3,708,000	3,114,759
Kraft Heinz Foods Company	5.000	06-04-42	960,000	891,975
MARB BondCo PLC (C)	3.950	01-29-31	2,387,000	1,984,137
NBM US Holdings, Inc. (C)	6.625	08-06-29	1,818,000	1,802,313
Pilgrim’s Pride Corp.	6.250	07-01-33	1,305,000	1,351,362
Household products 0.0%
Kronos Acquisition Holdings, Inc. (C)	8.250	06-30-31	291,000	293,527
Energy 2.1%				113,640,836
Oil, gas and consumable fuels 2.1%
Aker BP ASA (C)	3.100	07-15-31	840,000	729,255
Aker BP ASA (C)	3.750	01-15-30	534,000	500,322
Aker BP ASA (C)	4.000	01-15-31	1,027,000	949,900
Antero Midstream Partners LP (C)	5.375	06-15-29	1,479,000	1,446,172
Antero Midstream Partners LP (C)	6.625	02-01-32	1,201,000	1,225,293
Antero Resources Corp. (C)	5.375	03-01-30	430,000	420,314
Ascent Resources Utica Holdings LLC (C)	5.875	06-30-29	1,748,000	1,714,433
Blue Racer Midstream LLC (C)	7.000	07-15-29	368,000	378,044
Blue Racer Midstream LLC (C)	7.250	07-15-32	178,000	185,273
Cheniere Energy Partners LP	4.000	03-01-31	3,081,000	2,851,600
Cheniere Energy Partners LP	4.500	10-01-29	1,607,000	1,555,200
Cheniere Energy Partners LP	5.950	06-30-33	840,000	867,744
Cheniere Energy, Inc. (C)	5.650	04-15-34	971,000	986,700
Civitas Resources, Inc. (C)	8.625	11-01-30	932,000	1,006,661
10	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Columbia Pipelines Holding Company LLC (C)	5.681	01-15-34	1,448,000	$1,462,767
Columbia Pipelines Operating Company LLC (C)	5.927	08-15-30	606,000	632,383
Columbia Pipelines Operating Company LLC (C)	6.036	11-15-33	2,397,000	2,506,872
Continental Resources, Inc. (C)	2.875	04-01-32	1,383,000	1,148,030
Continental Resources, Inc.	4.900	06-01-44	1,359,000	1,147,772
Continental Resources, Inc. (C)	5.750	01-15-31	2,424,000	2,439,509
Diamondback Energy, Inc.	5.750	04-18-54	2,022,000	2,001,454
Enbridge, Inc. (5.500% to 7-15-27, then 3 month CME Term SOFR + 3.680% to 7-15-47, then 3 month CME Term SOFR + 4.430%)	5.500	07-15-77	2,165,000	2,058,753
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	2,348,000	2,227,665
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	1,760,000	1,691,025
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	1,166,000	1,275,216
Energean Israel Finance, Ltd. (C)	5.375	03-30-28	550,000	492,649
Energean Israel Finance, Ltd. (C)	5.875	03-30-31	948,000	810,019
Energy Transfer LP	5.150	03-15-45	2,138,000	1,933,741
Energy Transfer LP	5.250	04-15-29	1,980,000	2,009,480
Energy Transfer LP	5.250	07-01-29	1,247,000	1,260,531
Energy Transfer LP	5.400	10-01-47	2,308,000	2,128,618
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (D)	6.500	11-15-26	3,864,000	3,838,777
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (D)	7.125	05-15-30	2,985,000	2,975,486
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	3,497,000	3,376,268
EQM Midstream Partners LP (C)	6.375	04-01-29	500,000	510,412
EQM Midstream Partners LP (C)	7.500	06-01-30	447,000	482,419
Global Partners LP (C)	8.250	01-15-32	357,000	366,730
Hess Midstream Operations LP (C)	4.250	02-15-30	399,000	370,318
Hess Midstream Operations LP (C)	5.500	10-15-30	178,000	172,923
Hess Midstream Operations LP (C)	6.500	06-01-29	375,000	382,322
Howard Midstream Energy Partners LLC (C)	7.375	07-15-32	231,000	237,912
Kinder Morgan Energy Partners LP	7.750	03-15-32	981,000	1,124,375
Leviathan Bond, Ltd. (C)	6.500	06-30-27	2,280,000	2,154,028
Leviathan Bond, Ltd. (C)	6.750	06-30-30	411,000	368,575
MC Brazil Downstream Trading SARL (C)	7.250	06-30-31	1,685,366	1,559,664
MPLX LP	4.950	09-01-32	1,038,000	1,016,441
MPLX LP	5.000	03-01-33	1,064,000	1,041,021
Occidental Petroleum Corp.	5.375	01-01-32	895,000	903,703
Occidental Petroleum Corp.	6.450	09-15-36	2,277,000	2,432,257
Occidental Petroleum Corp.	6.600	03-15-46	874,000	930,855
Occidental Petroleum Corp.	6.625	09-01-30	2,648,000	2,826,179
ONEOK, Inc.	5.650	11-01-28	939,000	968,045
ONEOK, Inc.	6.050	09-01-33	2,125,000	2,235,377
ONEOK, Inc.	6.625	09-01-53	2,350,000	2,568,134
Ovintiv, Inc.	5.650	05-15-28	774,000	790,578
Ovintiv, Inc.	6.250	07-15-33	586,000	612,877
Ovintiv, Inc.	7.200	11-01-31	318,000	347,938
Parkland Corp. (C)	4.500	10-01-29	1,028,000	959,894
Parkland Corp. (C)	4.625	05-01-30	1,154,000	1,072,900
Petroleos Mexicanos	7.690	01-23-50	3,938,000	2,892,244
Petroleos Mexicanos	8.750	06-02-29	1,260,000	1,250,635
Sabine Pass Liquefaction LLC	4.500	05-15-30	3,263,000	3,200,172
Saudi Arabian Oil Company (C)	5.250	07-17-34	1,172,000	1,177,837
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	11

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Southwestern Energy Company	4.750	02-01-32	727,000	$679,375
Sunoco LP	4.500	04-30-30	1,571,000	1,465,884
Sunoco LP (C)	7.000	05-01-29	1,145,000	1,178,505
Sunoco LP (C)	7.250	05-01-32	1,145,000	1,190,287
Talos Production, Inc. (C)	9.000	02-01-29	160,000	168,587
Talos Production, Inc. (C)	9.375	02-01-31	201,000	213,030
Targa Resources Corp.	4.950	04-15-52	2,480,000	2,172,153
Targa Resources Corp.	6.150	03-01-29	1,713,000	1,795,756
Targa Resources Partners LP	4.000	01-15-32	2,046,000	1,863,827
The Williams Companies, Inc.	4.650	08-15-32	1,717,000	1,670,629
Var Energi ASA (C)	7.500	01-15-28	380,000	402,979
Var Energi ASA (C)	8.000	11-15-32	3,725,000	4,246,183
Venture Global Calcasieu Pass LLC (C)	3.875	08-15-29	476,000	440,100
Venture Global Calcasieu Pass LLC (C)	4.125	08-15-31	1,279,000	1,162,675
Venture Global LNG, Inc. (C)	7.000	01-15-30	1,230,000	1,242,845
Venture Global LNG, Inc. (C)	9.500	02-01-29	1,783,000	1,983,568
Vital Energy, Inc. (C)	7.875	04-15-32	788,000	801,526
Western Midstream Operating LP	4.050	02-01-30	1,835,000	1,738,508
Whistler Pipeline LLC (C)	5.400	09-30-29	891,000	899,750
Whistler Pipeline LLC (C)	5.700	09-30-31	1,113,000	1,133,978
Financials 3.7%				202,805,330
Banks 2.2%
Banco Santander SA	4.379	04-12-28	2,198,000	2,149,219
Bank of America Corp. (2.087% to 6-14-28, then Overnight SOFR + 1.060%)	2.087	06-14-29	3,057,000	2,763,353
Bank of America Corp. (2.592% to 4-29-30, then Overnight SOFR + 2.150%)	2.592	04-29-31	3,339,000	2,950,800
Bank of America Corp. (2.687% to 4-22-31, then Overnight SOFR + 1.320%)	2.687	04-22-32	5,643,000	4,879,331
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%)	3.846	03-08-37	2,804,000	2,523,207
Bank of America Corp. (3.970% to 3-5-28, then 3 month CME Term SOFR + 1.332%)	3.970	03-05-29	2,706,000	2,625,378
Bank of America Corp. (6.300% to 3-10-26, then 3 month CME Term SOFR + 4.815%) (D)	6.300	03-10-26	2,527,000	2,536,421
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84	2,755,000	2,835,697
Barclays PLC (4.375% to 9-15-28, then 5 Year CMT + 3.410%) (D)	4.375	03-15-28	2,462,000	2,135,428
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (D)	8.000	03-15-29	959,000	984,939
BNP Paribas SA (5.497% to 5-20-29, then Overnight SOFR + 1.590%) (C)	5.497	05-20-30	1,638,000	1,661,017
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (C)(D)	9.250	11-17-27	781,000	837,954
BPCE SA (5.716% to 1-18-29, then 1 Year CMT + 1.959%) (C)	5.716	01-18-30	1,549,000	1,574,292
Citigroup, Inc.	4.600	03-09-26	195,000	193,585
Citigroup, Inc. (4.700% to 1-30-25, then Overnight SOFR + 3.234%) (D)	4.700	01-30-25	2,703,000	2,667,815
Citigroup, Inc. (5.174% to 2-13-29, then Overnight SOFR + 1.364%)	5.174	02-13-30	1,314,000	1,328,453
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	2,559,000	2,656,521
Citigroup, Inc. (6.250% to 8-15-26, then 3 month CME Term SOFR + 4.779%) (D)	6.250	08-15-26	2,355,000	2,353,858
Citizens Financial Group, Inc.	3.250	04-30-30	1,940,000	1,755,370
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	1,847,000	1,869,745
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	1,278,000	1,281,234
Credit Agricole SA (C)	3.250	01-14-30	4,135,000	3,725,515
Credit Agricole SA (6.316% to 10-3-28, then Overnight SOFR + 1.860%) (C)	6.316	10-03-29	2,460,000	2,567,696
Fifth Third Bancorp (3 month CME Term SOFR + 3.295%) (D)(E)	8.626	09-03-24	1,193,000	1,182,405
Huntington Bancshares, Inc. (6.208% to 8-21-28, then Overnight SOFR + 2.020%)	6.208	08-21-29	1,317,000	1,368,734
ING Groep NV (5.335% to 3-19-29, then Overnight SOFR + 1.440%)	5.335	03-19-30	1,119,000	1,134,669
12	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
ING Groep NV (6.114% to 9-11-33, then Overnight SOFR + 2.090%)	6.114	09-11-34	999,000	$1,054,880
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (D)	6.500	04-16-25	565,000	562,952
JPMorgan Chase & Co. (2.522% to 4-22-30, then Overnight SOFR + 2.040%)	2.522	04-22-31	3,651,000	3,230,095
JPMorgan Chase & Co. (2.956% to 5-13-30, then 3 month CME Term SOFR + 2.515%)	2.956	05-13-31	3,143,000	2,813,461
JPMorgan Chase & Co. (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%)	4.452	12-05-29	998,000	984,548
JPMorgan Chase & Co. (4.600% to 2-1-25, then 3 month CME Term SOFR + 3.125%) (D)	4.600	02-01-25	2,283,000	2,265,835
JPMorgan Chase & Co. (4.995% to 7-22-29, then Overnight SOFR + 1.125%)	4.995	07-22-30	2,261,000	2,277,793
JPMorgan Chase & Co. (5.012% to 1-23-29, then Overnight SOFR + 1.310%)	5.012	01-23-30	2,457,000	2,477,295
JPMorgan Chase & Co. (5.581% to 4-22-29, then Overnight SOFR + 1.160%)	5.581	04-22-30	1,414,000	1,458,110
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (D)	5.125	11-01-26	755,000	721,171
NatWest Group PLC (6.000% to 6-29-26, then 5 Year CMT + 5.625%) (D)	6.000	12-29-25	2,620,000	2,586,185
NatWest Group PLC (8.125% to 5-10-34, then 5 Year CMT + 3.752%) (D)	8.125	11-10-33	1,573,000	1,628,783
Popular, Inc.	7.250	03-13-28	1,759,000	1,834,880
Regions Financial Corp. (5.722% to 6-6-29, then Overnight SOFR + 1.490%)	5.722	06-06-30	2,177,000	2,217,187
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (C)(D)	5.375	11-18-30	1,913,000	1,592,415
Societe Generale SA (5.634% to 1-19-29, then 1 Year CMT + 1.750%) (C)	5.634	01-19-30	927,000	932,631
Societe Generale SA (6.221% to 6-15-32, then 1 Year CMT + 3.200%) (C)	6.221	06-15-33	1,152,000	1,167,049
Societe Generale SA (6.446% to 1-10-28, then 1 Year CMT + 2.550%) (C)	6.446	01-10-29	2,673,000	2,752,995
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (D)	3.400	09-15-26	3,056,000	2,732,316
The PNC Financial Services Group, Inc. (5.582% to 6-12-28, then Overnight SOFR + 1.841%)	5.582	06-12-29	3,303,000	3,380,547
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%)	5.939	08-18-34	1,985,000	2,085,361
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (D)	6.250	03-15-30	1,507,000	1,469,093
The PNC Financial Services Group, Inc. (3 month CME Term SOFR + 3.302%) (D)(E)	8.648	09-01-24	1,001,000	1,002,965
Truist Financial Corp. (5.435% to 1-24-29, then Overnight SOFR + 1.620%)	5.435	01-24-30	2,501,000	2,539,538
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	2,119,000	2,186,635
Truist Financial Corp. (7.161% to 10-30-28, then Overnight SOFR + 2.446%)	7.161	10-30-29	1,295,000	1,394,899
U.S. Bancorp (5.384% to 1-23-29, then Overnight SOFR + 1.560%)	5.384	01-23-30	1,475,000	1,503,952
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%)	5.836	06-12-34	2,139,000	2,220,483
Wells Fargo & Company (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%)	2.879	10-30-30	4,587,000	4,155,411
Wells Fargo & Company (3.350% to 3-2-32, then Overnight SOFR + 1.500%)	3.350	03-02-33	5,501,000	4,878,544
Wells Fargo & Company (5.198% to 1-23-29, then Overnight SOFR + 1.500%)	5.198	01-23-30	3,220,000	3,259,087
Wells Fargo & Company (5.875% to 6-15-25, then 9.865% thereafter) (D)	5.875	06-15-25	1,704,000	1,696,995
Capital markets 0.9%
Ares Capital Corp.	2.875	06-15-28	1,726,000	1,557,543
Ares Capital Corp.	5.875	03-01-29	1,343,000	1,347,672
Ares Capital Corp.	5.950	07-15-29	642,000	644,036
Blackstone Private Credit Fund	4.000	01-15-29	2,514,000	2,346,105
Blackstone Private Credit Fund (C)	7.300	11-27-28	1,667,000	1,754,788
Deutsche Bank AG (3.742% to 1-7-32, then Overnight SOFR + 2.257%)	3.742	01-07-33	2,530,000	2,131,354
Deutsche Bank AG (6.819% to 11-20-28, then Overnight SOFR + 2.510%)	6.819	11-20-29	1,539,000	1,628,007
Global Atlantic Financial Company (4.700% to 10-15-26, then 5 Year CMT + 3.796%) (C)	4.700	10-15-51	1,400,000	1,313,288
Jefferies Financial Group, Inc.	5.875	07-21-28	1,600,000	1,644,321
Jefferies Financial Group, Inc.	6.200	04-14-34	1,656,000	1,718,600
Lazard Group LLC	4.375	03-11-29	2,286,000	2,223,609
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	13

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Macquarie Bank, Ltd. (C)	3.624	06-03-30	1,480,000	$1,349,057
Morgan Stanley (2.239% to 7-21-31, then Overnight SOFR + 1.178%)	2.239	07-21-32	1,170,000	976,506
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	3,406,000	2,761,987
Morgan Stanley (5.164% to 4-20-28, then Overnight SOFR + 1.590%)	5.164	04-20-29	1,604,000	1,620,149
Morgan Stanley (5.173% to 1-16-29, then Overnight SOFR + 1.450%)	5.173	01-16-30	3,682,000	3,725,501
Morgan Stanley (5.320% to 7-19-34, then Overnight SOFR + 1.555%)	5.320	07-19-35	1,179,000	1,188,717
MSCI, Inc. (C)	3.625	11-01-31	2,281,000	2,038,814
The Bank of New York Mellon Corp. (4.975% to 3-14-29, then Overnight SOFR + 1.085%)	4.975	03-14-30	1,255,000	1,269,616
The Charles Schwab Corp. (5.643% to 5-19-28, then Overnight SOFR + 2.210%)	5.643	05-19-29	2,155,000	2,207,863
The Charles Schwab Corp. (6.196% to 11-17-28, then Overnight SOFR + 1.878%)	6.196	11-17-29	2,263,000	2,372,262
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then Overnight SOFR + 1.281%)	2.615	04-22-32	6,717,000	5,770,336
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then Overnight SOFR + 1.264%)	2.650	10-21-32	2,674,000	2,277,175
UBS Group AG (5.428% to 2-8-29, then 1 Year CMT + 1.520%) (C)	5.428	02-08-30	1,685,000	1,710,697
UBS Group AG (6.301% to 9-22-33, then 1 Year CMT + 2.000%) (C)	6.301	09-22-34	1,325,000	1,410,104
UBS Group AG (9.250% to 11-13-28, then 5 Year CMT + 4.745%) (C)(D)	9.250	11-13-28	1,058,000	1,151,866
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (C)(D)	9.250	11-13-33	829,000	938,142
Consumer finance 0.2%
Ally Financial, Inc. (6.184% to 7-26-34. then Overnight SOFR + 2.290%)	6.184	07-26-35	1,398,000	1,404,380
Ally Financial, Inc. (6.992% to 6-13-28, then Overnight SOFR + 3.260%)	6.992	06-13-29	1,912,000	2,010,230
Ally Financial, Inc.	7.100	11-15-27	1,157,000	1,220,804
Enova International, Inc. (C)	9.125	08-01-29	546,000	551,415
OneMain Finance Corp.	9.000	01-15-29	1,041,000	1,103,755
Trust Fibra Uno (C)	7.375	02-13-34	2,171,000	2,165,774
Financial services 0.1%
Block, Inc.	3.500	06-01-31	643,000	557,739
Corebridge Financial, Inc. (6.875% to 12-15-27, then 5 Year CMT + 3.846%)	6.875	12-15-52	957,000	974,233
Enact Holdings, Inc.	6.250	05-28-29	2,057,000	2,093,954
Nationstar Mortgage Holdings, Inc. (C)	5.125	12-15-30	491,000	457,259
Nationstar Mortgage Holdings, Inc. (C)	5.500	08-15-28	887,000	861,464
Insurance 0.3%
AmWINS Group, Inc. (C)	6.375	02-15-29	1,016,000	1,030,719
Athene Holding, Ltd.	3.500	01-15-31	1,085,000	985,235
Baldwin Insurance Group Holdings LLC (C)	7.125	05-15-31	554,000	571,248
CNA Financial Corp.	2.050	08-15-30	862,000	737,128
CNO Financial Group, Inc.	5.250	05-30-29	2,448,000	2,409,563
CNO Financial Group, Inc.	6.450	06-15-34	1,019,000	1,043,203
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (C)	7.950	10-15-54	587,000	595,710
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (C)	4.125	12-15-51	1,553,000	1,453,584
MetLife, Inc. (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%)	6.400	12-15-36	2,010,000	2,050,359
Panther Escrow Issuer LLC (C)	7.125	06-01-31	2,167,000	2,223,580
SBL Holdings, Inc. (C)	5.000	02-18-31	1,703,000	1,520,842
Teachers Insurance & Annuity Association of America (C)	4.270	05-15-47	2,226,000	1,830,914
Mortgage real estate investment trusts 0.0%
Starwood Property Trust, Inc. (C)	7.250	04-01-29	260,000	267,396
Health care 0.9%				48,055,545
Biotechnology 0.3%
AbbVie, Inc.	3.200	11-21-29	6,257,000	5,870,536
14	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Biotechnology (continued)
Amgen, Inc.	5.250	03-02-30	4,610,000	$4,732,640
Amgen, Inc.	5.250	03-02-33	2,705,000	2,749,077
Regeneron Pharmaceuticals, Inc.	1.750	09-15-30	2,279,000	1,926,319
Health care equipment and supplies 0.1%
Solventum Corp. (C)	5.400	03-01-29	1,657,000	1,677,507
Solventum Corp. (C)	5.450	03-13-31	3,598,000	3,629,479
Varex Imaging Corp. (C)	7.875	10-15-27	886,000	899,207
Health care providers and services 0.3%
AdaptHealth LLC (C)	5.125	03-01-30	592,000	529,143
Cencora, Inc.	2.800	05-15-30	1,789,000	1,606,283
Centene Corp.	2.450	07-15-28	507,000	456,772
Centene Corp.	3.000	10-15-30	1,777,000	1,553,242
Centene Corp.	3.375	02-15-30	935,000	842,408
Concentra Escrow Issuer Corp. (C)	6.875	07-15-32	265,000	273,034
CVS Health Corp.	3.750	04-01-30	1,641,000	1,544,238
DaVita, Inc. (C)	3.750	02-15-31	765,000	661,744
DaVita, Inc. (C)	4.625	06-01-30	2,246,000	2,056,775
Fresenius Medical Care US Finance III, Inc. (C)	2.375	02-16-31	3,359,000	2,733,293
HCA, Inc.	5.450	04-01-31	656,000	668,925
Universal Health Services, Inc.	2.650	10-15-30	1,841,000	1,613,460
Life sciences tools and services 0.0%
Icon Investments Six DAC	5.849	05-08-29	1,086,000	1,123,085
Thermo Fisher Scientific, Inc.	4.977	08-10-30	1,149,000	1,174,566
Pharmaceuticals 0.2%
Endo Finance Holdings, Inc. (C)	8.500	04-15-31	323,000	340,417
IQVIA, Inc.	6.250	02-01-29	1,124,000	1,174,411
Viatris, Inc.	2.700	06-22-30	3,181,000	2,770,042
Viatris, Inc.	4.000	06-22-50	7,799,000	5,448,942
Industrials 1.6%				87,573,445
Aerospace and defense 0.1%
AAR Escrow Issuer LLC (C)	6.750	03-15-29	403,000	411,942
BAE Systems PLC (C)	5.125	03-26-29	1,297,000	1,313,970
Embraer Netherlands Finance BV (C)	7.000	07-28-30	1,429,000	1,509,969
Huntington Ingalls Industries, Inc.	4.200	05-01-30	1,399,000	1,344,346
The Boeing Company (C)	6.298	05-01-29	758,000	784,067
Building products 0.1%
Builders FirstSource, Inc. (C)	4.250	02-01-32	1,570,000	1,403,142
Builders FirstSource, Inc. (C)	6.375	06-15-32	964,000	977,683
Builders FirstSource, Inc. (C)	6.375	03-01-34	1,625,000	1,638,956
Owens Corning (C)	3.500	02-15-30	520,000	482,769
Owens Corning	3.875	06-01-30	257,000	243,657
Owens Corning	3.950	08-15-29	2,277,000	2,185,713
Commercial services and supplies 0.0%
Albion Financing 1 SARL (C)	6.125	10-15-26	1,339,000	1,322,818
Allied Universal Holdco LLC (C)	6.000	06-01-29	489,000	426,063
APX Group, Inc. (C)	5.750	07-15-29	1,358,000	1,321,169
Construction and engineering 0.1%
CIMIC Finance USA Pty, Ltd. (C)	7.000	03-25-34	1,113,000	1,173,209
Global Infrastructure Solutions, Inc. (C)	5.625	06-01-29	1,475,000	1,418,264
MasTec, Inc. (C)	4.500	08-15-28	887,000	858,540
MasTec, Inc.	5.900	06-15-29	1,126,000	1,147,203
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	15

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Construction and engineering (continued)
Williams Scotsman, Inc. (C)	6.625	06-15-29	691,000	$703,638
Electrical equipment 0.1%
EMRLD Borrower LP (C)	6.625	12-15-30	1,937,000	1,973,364
Regal Rexnord Corp.	6.400	04-15-33	1,074,000	1,121,847
Ground transportation 0.1%
Uber Technologies, Inc. (C)	4.500	08-15-29	2,553,000	2,460,867
Watco Companies LLC (C)	7.125	08-01-32	637,000	652,382
Machinery 0.0%
Flowserve Corp.	3.500	10-01-30	1,019,000	934,620
JB Poindexter & Company, Inc. (C)	8.750	12-15-31	1,057,000	1,111,048
Passenger airlines 0.7%
Air Canada 2020-1 Class C Pass Through Trust (C)	10.500	07-15-26	1,843,000	1,981,225
American Airlines 2014-1 Class A Pass Through Trust	3.700	10-01-26	897,101	864,665
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	4,366,419	4,171,047
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	1,962,070	1,860,223
American Airlines 2016-1 Class AA Pass Through Trust	3.575	01-15-28	629,940	603,169
American Airlines 2016-3 Class A Pass Through Trust	3.250	10-15-28	216,991	199,607
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	796,988	749,894
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	1,551,575	1,476,101
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	881,896	812,614
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	2,575,281	2,301,508
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	1,623,939	1,485,760
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	531,442	501,390
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	1,630,168	1,415,322
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	1,752,340	1,629,206
American Airlines, Inc. (C)	7.250	02-15-28	1,336,000	1,334,865
British Airways 2018-1 Class A Pass Through Trust (C)	4.125	09-20-31	426,613	403,764
British Airways 2020-1 Class A Pass Through Trust (C)	4.250	11-15-32	665,258	635,815
British Airways 2020-1 Class B Pass Through Trust (C)	8.375	11-15-28	263,452	277,374
Delta Air Lines, Inc.	4.375	04-19-28	1,931,000	1,867,307
Delta Air Lines, Inc. (C)	4.750	10-20-28	2,658,559	2,631,923
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	1,228,718	1,075,548
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	1,542,548	1,424,459
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	629,794	619,383
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	1,435,176	1,332,536
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	2,236,097	2,261,641
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	2,439,254	2,489,741
United Airlines 2024-1 Class A Pass Through Trust (F)	5.875	02-15-37	1,788,000	1,827,592
United Airlines 2024-1 Class AA Pass Through Trust (F)	5.450	02-15-37	1,944,000	1,992,452
United Airlines, Inc. (C)	4.625	04-15-29	539,000	509,376
Professional services 0.1%
Concentrix Corp.	6.600	08-02-28	2,607,000	2,686,179
TriNet Group, Inc. (C)	3.500	03-01-29	608,000	550,929
Trading companies and distributors 0.3%
AerCap Ireland Capital DAC	3.000	10-29-28	3,642,000	3,369,993
AerCap Ireland Capital DAC	3.300	01-30-32	2,359,000	2,076,633
Ashtead Capital, Inc. (C)	2.450	08-12-31	1,113,000	924,569
Ashtead Capital, Inc. (C)	4.250	11-01-29	806,000	768,891
Ashtead Capital, Inc. (C)	5.550	05-30-33	1,998,000	1,999,405
Ashtead Capital, Inc. (C)	5.950	10-15-33	1,810,000	1,859,016
Beacon Roofing Supply, Inc. (C)	4.125	05-15-29	1,133,000	1,040,628
BlueLinx Holdings, Inc. (C)	6.000	11-15-29	1,574,000	1,501,639
16	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
SMBC Aviation Capital Finance DAC (C)	2.300	06-15-28	666,000	$602,331
Transportation infrastructure 0.0%
Aeropuertos Dominicanos Siglo XXI SA (C)	7.000	06-30-34	520,000	536,479
Information technology 0.9%				47,160,249
Communications equipment 0.1%
Motorola Solutions, Inc.	2.300	11-15-30	2,893,000	2,491,566
Motorola Solutions, Inc.	2.750	05-24-31	2,264,000	1,972,892
IT services 0.1%
Amentum Escrow Corp. (C)	7.250	08-01-32	185,000	188,942
Gartner, Inc. (C)	4.500	07-01-28	2,164,000	2,100,990
Semiconductors and semiconductor equipment 0.5%
Broadcom, Inc. (C)	3.419	04-15-33	3,207,000	2,831,344
Broadcom, Inc.	4.750	04-15-29	7,471,000	7,497,498
Foundry JV Holdco LLC (C)	5.875	01-25-34	1,822,000	1,859,587
Foundry JV Holdco LLC (C)	5.900	01-25-30	1,173,000	1,214,697
Marvell Technology, Inc.	2.450	04-15-28	2,685,000	2,465,390
Micron Technology, Inc.	2.703	04-15-32	1,754,000	1,489,833
Micron Technology, Inc.	5.300	01-15-31	1,286,000	1,308,835
Micron Technology, Inc.	5.327	02-06-29	2,004,000	2,036,806
Micron Technology, Inc.	6.750	11-01-29	4,059,000	4,379,265
NXP BV	3.875	06-18-26	395,000	387,740
Qorvo, Inc. (C)	3.375	04-01-31	1,276,000	1,119,909
Qorvo, Inc.	4.375	10-15-29	1,238,000	1,178,414
Software 0.1%
Atlassian Corp.	5.250	05-15-29	1,179,000	1,195,620
Autodesk, Inc.	2.850	01-15-30	988,000	901,210
Consensus Cloud Solutions, Inc. (C)	6.500	10-15-28	827,000	798,133
Oracle Corp.	2.950	04-01-30	2,705,000	2,456,929
Rocket Software, Inc. (C)	9.000	11-28-28	905,000	931,474
Technology hardware, storage and peripherals 0.1%
CDW LLC	3.250	02-15-29	675,000	618,221
Dell International LLC	5.300	10-01-29	1,959,000	2,003,272
Dell International LLC	5.400	04-15-34	3,694,000	3,731,682
Materials 0.4%				21,736,247
Chemicals 0.1%
Braskem Idesa SAPI (C)	6.990	02-20-32	1,072,000	811,745
Braskem Netherlands Finance BV (C)	4.500	01-31-30	3,007,000	2,600,354
Sasol Financing USA LLC	5.500	03-18-31	1,103,000	956,976
Construction materials 0.1%
Cemex SAB de CV (C)	3.875	07-11-31	1,780,000	1,595,088
Cemex SAB de CV (C)	5.200	09-17-30	1,576,000	1,540,726
Summit Materials LLC (C)	7.250	01-15-31	359,000	374,338
Containers and packaging 0.0%
Clydesdale Acquisition Holdings, Inc. (C)	6.875	01-15-30	1,518,000	1,512,285
Graphic Packaging International LLC (C)	3.500	03-01-29	1,335,000	1,213,834
Owens-Brockway Glass Container, Inc. (C)	7.250	05-15-31	521,000	515,500
Metals and mining 0.2%
Alcoa Nederland Holding BV (C)	7.125	03-15-31	397,000	409,793
Arsenal AIC Parent LLC (C)	8.000	10-01-30	814,000	866,054
First Quantum Minerals, Ltd. (C)	8.625	06-01-31	570,000	567,143
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	17

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining (continued)
Freeport-McMoRan, Inc.	4.250	03-01-30	2,262,000	$2,167,180
Freeport-McMoRan, Inc.	5.400	11-14-34	1,553,000	1,549,375
Freeport-McMoRan, Inc.	5.450	03-15-43	2,744,000	2,630,275
Newmont Corp.	2.800	10-01-29	819,000	751,275
Novelis Corp. (C)	4.750	01-30-30	1,772,000	1,674,306
Real estate 0.3%				17,510,254
Real estate management and development 0.0%
CoStar Group, Inc. (C)	2.800	07-15-30	2,809,000	2,445,902
Residential REITs 0.0%
American Homes 4 Rent LP	4.250	02-15-28	1,050,000	1,021,643
Specialized REITs 0.3%
American Tower Corp.	3.800	08-15-29	3,497,000	3,330,712
American Tower Trust I (C)	5.490	03-15-28	2,314,000	2,353,836
GLP Capital LP	3.250	01-15-32	878,000	753,111
GLP Capital LP	4.000	01-15-30	858,000	800,547
Iron Mountain Information Management Services, Inc. (C)	5.000	07-15-32	382,000	356,792
Iron Mountain, Inc. (C)	5.250	07-15-30	931,000	896,004
SBA Tower Trust (C)	6.599	01-15-28	659,000	675,387
VICI Properties LP (C)	3.875	02-15-29	1,008,000	945,921
VICI Properties LP (C)	4.125	08-15-30	1,069,000	991,340
VICI Properties LP (C)	4.625	12-01-29	2,050,000	1,973,765
VICI Properties LP	5.125	05-15-32	990,000	965,294
Utilities 0.8%				45,253,149
Electric utilities 0.5%
American Electric Power Company, Inc.	5.625	03-01-33	1,239,000	1,270,840
Atlantica Transmision Sur SA (C)	6.875	04-30-43	789,127	825,592
Constellation Energy Generation LLC	6.125	01-15-34	914,000	975,216
Constellation Energy Generation LLC	6.500	10-01-53	1,112,000	1,223,876
Duke Energy Corp.	2.450	06-01-30	594,000	523,767
Duke Energy Corp.	5.750	09-15-33	2,502,000	2,603,602
Electricite de France SA (C)	5.650	04-22-29	2,670,000	2,753,535
Electricite de France SA (9.125% to 6-15-33, then 5 Year CMT + 5.411%) (C)(D)	9.125	03-15-33	1,251,000	1,386,023
FirstEnergy Corp.	2.650	03-01-30	1,289,000	1,142,461
FirstEnergy Corp.	3.400	03-01-50	510,000	350,520
Georgia Power Company	4.950	05-17-33	1,184,000	1,184,134
NextEra Energy Capital Holdings, Inc.	2.250	06-01-30	800,000	697,048
NextEra Energy Capital Holdings, Inc. (6.700% to 9-1-29, then 5 Year CMT + 2.364%)	6.700	09-01-54	2,291,000	2,328,174
NRG Energy, Inc. (C)	3.625	02-15-31	1,054,000	922,255
NRG Energy, Inc. (C)	3.875	02-15-32	2,202,000	1,923,086
NRG Energy, Inc. (C)	4.450	06-15-29	1,370,000	1,314,773
NRG Energy, Inc. (C)	7.000	03-15-33	1,848,000	1,981,631
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (C)(D)	10.250	03-15-28	1,668,000	1,848,308
The Southern Company	5.700	03-15-34	1,689,000	1,758,846
Independent power and renewable electricity producers 0.2%
AES Panama Generation Holdings SRL (C)	4.375	05-31-30	1,376,277	1,214,564
LLPL Capital Pte, Ltd. (C)	6.875	02-04-39	507,101	515,470
NextEra Energy Operating Partners LP (C)	3.875	10-15-26	1,593,000	1,528,731
NextEra Energy Operating Partners LP (C)	4.500	09-15-27	460,000	440,472
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (C)(D)	8.000	10-15-26	515,000	527,170
Vistra Operations Company LLC (C)	4.300	07-15-29	3,152,000	3,027,383
18	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers (continued)
Vistra Operations Company LLC (C)	6.875	04-15-32	801,000	$824,407
Vistra Operations Company LLC (C)	6.950	10-15-33	1,850,000	2,009,057
Multi-utilities 0.1%
Dominion Energy, Inc.	3.375	04-01-30	1,191,000	1,097,803
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	1,442,000	1,496,891
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	658,000	691,030
NiSource, Inc.	1.700	02-15-31	594,000	485,460
NiSource, Inc.	3.600	05-01-30	1,251,000	1,175,258

Sempra	5.500	08-01-33	1,721,000	1,761,197

Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%)	6.875	10-01-54	1,442,000	1,444,569
Municipal bonds 0.0%				$1,007,106
(Cost $1,307,000)
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	1,307,000	1,007,106
Term loans (G) 0.0%				$676,404
(Cost $671,337)
Health care 0.0%				676,404
Pharmaceuticals 0.0%

Endo Finance Holdings, Inc., Term Loan B (3 month CME Term SOFR + 4.500%)	9.783	04-23-31	675,000	676,404

Collateralized mortgage obligations 1.1%				$58,189,545
(Cost $63,023,769)
Commercial and residential 0.8%				41,419,914
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (C)(H)	0.990	04-25-53	410,507	381,894
Series 2021-4, Class A1 (C)(H)	1.035	01-20-65	1,258,800	1,040,911
Series 2021-5, Class A1 (C)(H)	0.951	07-25-66	1,448,667	1,237,798
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (C)	4.800	11-26-68	1,199,984	1,178,189
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (C)(H)	1.175	10-25-48	767,605	673,450
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM (C)(H)	3.719	11-05-32	575,000	229,337
Barclays Commercial Mortgage Trust
Series 2019-C5, Class A2	3.043	11-15-52	191,188	190,441
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	822,000	792,522
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	735,428	723,409
Series 2019-B13, Class A2	2.889	08-15-57	722,281	689,269
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (C)(H)	0.941	02-25-49	566,781	511,425
BX Trust
Series 2022-CLS, Class A (C)	5.760	10-13-27	1,528,000	1,521,708
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (C)(H)	5.820	10-12-40	1,259,000	1,279,297
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (C)(H)	0.924	08-25-66	984,153	809,602
Series 2021-3, Class A1 (C)(H)	0.956	09-27-66	1,446,993	1,180,527
Series 2021-HX1, Class A1 (C)(H)	1.110	10-25-66	1,006,349	845,981
COLT Trust
Series 2020-RPL1, Class A1 (C)(H)	1.390	01-25-65	2,312,517	1,970,653
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.437	05-10-51	9,519,852	135,190
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (C)(H)	4.394	08-10-30	880,000	710,874
Series 2017-PANW, Class A (C)	3.244	10-10-29	305,000	283,681
Series 2020-CBM, Class A2 (C)	2.896	02-10-37	987,000	963,674
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	19

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Credit Suisse Mortgage Capital Certificates
Series 2020-NET, Class A (C)	2.257	08-15-37	378,261	$360,389
Series 2021-NQM2, Class A1 (C)(H)	1.179	02-25-66	885,246	775,054
Series 2021-NQM3, Class A1 (C)(H)	1.015	04-25-66	744,734	630,602
Series 2021-NQM5, Class A1 (C)(H)	0.938	05-25-66	528,944	433,690
Series 2021-NQM6, Class A1 (C)(H)	1.174	07-25-66	1,559,448	1,306,194
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (C)(H)	0.797	02-25-66	203,807	172,989
Series 2021-2, Class A1 (C)(H)	0.931	06-25-66	898,037	744,964
Flagstar Mortgage Trust
Series 2021-1, Class A2 (C)(H)	2.500	02-01-51	1,806,954	1,472,995
GCAT Trust
Series 2021-NQM1, Class A1 (C)(H)	0.874	01-25-66	527,881	452,354
Series 2021-NQM2, Class A1 (C)(H)	1.036	05-25-66	653,366	552,578
Series 2021-NQM3, Class A1 (C)(H)	1.091	05-25-66	1,008,775	845,667
GS Mortgage Securities Trust
Series 2020-UPTN, Class A (C)	2.751	02-10-37	587,000	570,926
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (C)(H)	1.382	09-27-60	124,694	116,229
Series 2021-NQM1, Class A1 (C)(H)	1.017	07-25-61	403,984	356,094
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (C)(H)	1.071	06-25-56	628,131	539,531
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (C)	2.812	01-16-37	1,161,000	1,024,919
MFA Trust
Series 2021-NQM1, Class A1 (C)(H)	1.153	04-25-65	401,798	370,011
Natixis Commercial Mortgage Securities Trust
Series 2018-ALXA, Class C (C)(H)	4.316	01-15-43	380,000	331,613
NYMT Loan Trust
Series 2022-CP1, Class A1 (C)	2.042	07-25-61	714,929	658,755
OBX Trust
Series 2020-EXP2, Class A3 (C)(H)	2.500	05-25-60	364,675	301,083
Series 2021-NQM2, Class A1 (C)(H)	1.101	05-25-61	988,219	799,321
Series 2021-NQM3, Class A1 (C)(H)	1.054	07-25-61	1,535,373	1,223,531
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (C)(H)	2.000	01-25-36	1,360,762	1,184,243
SLG Office Trust
Series 2021-OVA, Class D (C)	2.851	07-15-41	1,738,000	1,390,611
Starwood Mortgage Residential Trust
Series 2022-1, Class A1 (C)(H)	2.447	12-25-66	1,832,358	1,620,131
Towd Point Mortgage Trust
Series 2018-4, Class A1 (C)(H)	3.000	06-25-58	664,383	620,169
Series 2019-1, Class A1 (C)(H)	3.750	03-25-58	706,411	681,259
Series 2019-4, Class A1 (C)(H)	2.900	10-25-59	705,864	666,640
Series 2020-4, Class A1 (C)	1.750	10-25-60	1,107,947	995,209
Verus Securitization Trust
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter) (C)	1.218	05-25-65	243,370	230,558
Series 2021-3, Class A1 (C)(H)	1.046	06-25-66	1,027,744	875,458
Series 2021-4, Class A1 (C)(H)	0.938	07-25-66	635,910	520,915
Series 2021-5, Class A1 (C)(H)	1.013	09-25-66	1,055,758	891,307
Series 2021-R1, Class A1 (C)(H)	0.820	10-25-63	380,168	354,093
U.S. Government Agency 0.3%				16,769,631
Government National Mortgage Association
Series 2012-114, Class IO	0.625	01-16-53	746,559	11,623
Series 2016-174, Class IO	0.895	11-16-56	1,462,173	62,737
Series 2017-109, Class IO	0.230	04-16-57	1,782,127	26,012
Series 2017-124, Class IO	0.627	01-16-59	1,455,053	50,628
Series 2017-135, Class IO	0.715	10-16-58	2,677,049	96,374
20	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2017-140, Class IO	0.486	02-16-59	1,273,017	$37,390
Series 2017-159, Class IO	0.432	06-16-59	1,941,675	51,082
Series 2017-169, Class IO	0.578	01-16-60	22,577,635	721,464
Series 2017-20, Class IO	0.523	12-16-58	2,250,252	53,799
Series 2017-22, Class IO	0.751	12-16-57	805,544	29,773
Series 2017-41, Class IO	0.569	07-16-58	1,225,959	31,378
Series 2017-46, Class IO	0.648	11-16-57	2,163,211	81,758
Series 2017-61, Class IO	0.701	05-16-59	735,778	26,981
Series 2018-158, Class IO	0.790	05-16-61	2,951,304	168,395
Series 2018-35, Class IO	0.542	03-16-60	3,605,276	123,086
Series 2018-43, Class IO	0.435	05-16-60	4,715,585	155,105
Series 2018-68, Class IO	0.426	01-16-60	5,853,828	182,990
Series 2018-69, Class IO	0.605	04-16-60	3,156,834	141,523
Series 2018-81, Class IO	0.484	01-16-60	4,668,994	191,641
Series 2018-9, Class IO	0.443	01-16-60	6,030,620	186,037
Series 2019-131, Class IO	0.802	07-16-61	2,996,952	170,916
Series 2020-100, Class IO	0.785	05-16-62	4,073,769	243,475
Series 2020-108, Class IO	0.847	06-16-62	23,449,745	1,361,900
Series 2020-114, Class IO	0.801	09-16-62	10,957,614	627,054
Series 2020-118, Class IO	0.883	06-16-62	9,037,016	566,278
Series 2020-119, Class IO	0.606	08-16-62	4,380,115	206,358
Series 2020-120, Class IO	0.768	05-16-62	2,671,533	157,745
Series 2020-137, Class IO	0.796	09-16-62	18,861,919	1,091,945
Series 2020-150, Class IO	0.964	12-16-62	8,557,211	565,030
Series 2020-170, Class IO	0.834	11-16-62	11,033,786	709,356
Series 2020-92, Class IO	0.879	02-16-62	9,559,351	582,868
Series 2021-110, Class IO	0.874	11-16-63	7,255,885	485,964
Series 2021-163, Class IO	0.801	03-16-64	9,114,729	532,492
Series 2021-183, Class IO	0.871	01-16-63	7,067,537	426,148
Series 2021-3, Class IO	0.869	09-16-62	20,266,755	1,293,793
Series 2021-40, Class IO	0.821	02-16-63	4,036,421	249,311
Series 2021-47, Class IO	0.992	03-16-61	26,270,698	1,833,385
Series 2022-17, Class IO	0.802	06-16-64	11,397,000	684,019
Series 2022-181, Class IO	0.717	07-16-64	5,333,630	346,128
Series 2022-21, Class IO	0.784	10-16-63	4,737,950	282,256
Series 2022-53, Class IO	0.710	06-16-64	17,462,051	857,153
Series 2022-57, Class IO	0.757	09-16-63	13,200,177	741,659

Series 2023-197, Class IO	1.317	09-16-65	3,650,879	324,622
Asset backed securities 1.7%				$93,480,962
(Cost $97,450,214)
Asset backed securities 1.7%				93,480,962
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (C)	3.199	12-20-30	586,158	574,828
AIMCO CLO, Ltd.
Series 2019-10A, Class ARR (3 month CME Term SOFR + 1.410%) (C)(E)	6.692	07-22-37	536,000	538,195
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (C)	1.937	08-15-46	480,000	447,754
Series 2023-2A, Class A2 (C)	6.500	11-16-48	1,131,000	1,152,213
APIDOS CLO XLVIII, Ltd.
Series 2024-48A, Class A1 (3 month CME Term SOFR + 1.440%) (C)(E)	6.755	07-25-37	1,211,000	1,210,143
Applebee’s Funding LLC
Series 2023-1A, Class A2 (C)	7.824	03-05-53	449,000	471,423
Aqua Finance Trust
Series 2021-A, Class A (C)	1.540	07-17-46	522,598	474,649
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	21

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Arby’s Funding LLC
Series 2020-1A, Class A2 (C)	3.237	07-30-50	2,280,960	$2,139,212
Bain Capital Credit CLO, Ltd.
Series 2024-2A, Class A1 (3 month CME Term SOFR + 1.520%) (C)(E)	6.846	07-15-37	1,109,000	1,110,652
Ballyrock CLO, Ltd.
Series 2024-26A, Class A1A (3 month CME Term SOFR + 1.510%) (C)(E)	6.844	07-25-37	889,000	880,980
Battalion CLO XXV, Ltd.
Series 2024-25A, Class A (3 month CME Term SOFR + 1.630%) (C)(E)	6.902	03-13-37	767,000	770,051
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (C)	1.690	07-15-60	2,545,449	2,430,121
Series 2021-1A, Class A1 (C)	1.530	03-15-61	2,197,788	2,028,435
CLI Funding VI LLC
Series 2020-1A, Class A (C)	2.080	09-18-45	2,241,091	2,045,915
CLI Funding VIII LLC
Series 2021-1A, Class A (C)	1.640	02-18-46	1,552,047	1,398,361
Series 2022-1A, Class A (C)	2.720	01-18-47	1,840,952	1,659,835
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (C)	5.250	02-25-49	1,535,000	1,535,606
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (C)	4.300	04-20-48	2,200,000	2,103,531
Series 2024-2A, Class A2 (C)	4.500	05-20-49	2,035,000	1,910,627
DataBank Issuer
Series 2021-1A, Class A2 (C)	2.060	02-27-51	1,281,000	1,196,644
DB Master Finance LLC
Series 2017-1A, Class A2II (C)	4.030	11-20-47	1,289,063	1,245,695
Series 2021-1A, Class A2I (C)	2.045	11-20-51	3,559,725	3,308,091
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (C)	3.475	04-15-49	514,000	469,075
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (C)	4.118	07-25-47	2,540,820	2,460,815
Series 2021-1A, Class A2I (C)	2.662	04-25-51	1,884,705	1,703,015
Driven Brands Funding LLC
Series 2020-2A, Class A2 (C)	3.237	01-20-51	1,732,175	1,605,307
Series 2021-1A, Class A2 (C)	2.791	10-20-51	2,330,110	2,073,479
Elmwood CLO IV, Ltd.
Series 2020-1A, Class AR (3 month CME Term SOFR + 1.460%) (C)(E)	6.783	04-18-37	1,325,000	1,329,699
FirstKey Homes Trust
Series 2021-SFR1, Class D (C)	2.189	08-17-38	1,729,000	1,608,222
Five Guys Holdings, Inc.
Series 2023-1A, Class A2 (C)	7.549	01-26-54	1,352,000	1,425,405
Ford Credit Auto Owner Trust
Series 2023-2, Class A (C)	5.280	02-15-36	2,598,000	2,655,990
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (C)	4.980	12-11-36	919,000	933,301
GoldenTree Loan Management US CLO, Ltd.
Series 2024-20A, Class A (3 month CME Term SOFR + 1.450%) (C)(E)	6.783	07-20-37	786,000	784,939
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (C)	3.208	01-22-29	600,154	587,152
Series 2021-1A, Class A2 (C)	2.773	04-20-29	1,503,092	1,449,689
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (C)	3.939	02-01-62	1,752,000	1,669,934
Hotwire Funding LLC
Series 2024-1A, Class A2 (C)	5.893	06-20-54	436,000	448,762
Magnetite XL, Ltd.
Series 2024-40A, Class A1 (3 month CME Term SOFR + 1.450%) (C)(E)	6.782	07-15-37	1,260,000	1,259,089
MetroNet Infrastructure Issuer LLC
Series 2023-1A, Class A2 (C)	6.560	04-20-53	1,576,000	1,621,463
Navient Student Loan Trust
Series 2020-2A, Class A1A (C)	1.320	08-26-69	859,478	767,554
22	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Neighborly Issuer LLC
Series 2021-1A, Class A2 (C)	3.584	04-30-51	3,368,835	$3,066,304
Series 2022-1A, Class A2 (C)	3.695	01-30-52	1,431,300	1,283,043
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (C)	1.910	10-20-61	2,951,000	2,671,997
Series 2021-1, Class B1 (C)	2.410	10-20-61	1,005,000	878,818
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A (C)	3.104	07-25-26	214,402	203,507
OHA Credit Partners XI, Ltd.
Series 2015-11A, Class A1R2 (3 month CME Term SOFR + 1.460%) (C)(E)	6.742	04-20-37	923,000	923,203
Palmer Square CLO, Ltd.
Series 2024-2A, Class A1 (3 month CME Term SOFR + 1.400%) (C)(E)	6.694	07-20-37	983,000	987,918
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF4	5.434	08-25-35	76,559	76,149
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (C)	5.000	09-15-48	2,072,000	2,022,327
SERVPRO Master Issuer LLC
Series 2024-1A, Class A2 (C)	6.174	01-25-54	737,295	759,349
Sesac Finance LLC
Series 2019-1, Class A2 (C)	5.216	07-25-49	2,092,850	2,061,195
SMB Private Education Loan Trust
Series 2021-A, Class APT2 (C)	1.070	01-15-53	697,259	623,000
Series 2024-A, Class A1A (C)	5.240	03-15-56	1,458,244	1,478,441
Sonic Capital LLC
Series 2020-1A, Class A2I (C)	3.845	01-20-50	2,420,339	2,320,624
Series 2021-1A, Class A2I (C)	2.190	08-20-51	1,892,807	1,675,371
Subway Funding LLC
Series 2024-1A, Class A2I (C)	6.028	07-30-54	960,000	982,642
Series 2024-1A, Class A2II (C)	6.268	07-30-54	860,000	888,335
Sunbird Engine Finance LLC
Series 2020-1A, Class A (C)	3.671	02-15-45	326,148	309,896
Switch ABS Issuer LLC
Series 2024-2A, Class A2 (C)	5.436	06-25-54	615,000	608,936
Taco Bell Funding LLC
Series 2021-1A, Class A2I (C)	1.946	08-25-51	3,058,523	2,815,870
TIF Funding II LLC
Series 2021-1A, Class A (C)	1.650	02-20-46	1,449,713	1,275,776
Triton Container Finance VIII LLC
Series 2020-1A, Class A (C)	2.110	09-20-45	2,292,167	2,082,491
Series 2021-1A, Class A (C)	1.860	03-20-46	1,428,317	1,276,251
Vantage Data Centers LLC
Series 2020-2A, Class A2 (C)	1.992	09-15-45	1,650,000	1,492,253
VR Funding LLC
Series 2020-1A, Class A (C)	2.790	11-15-50	1,477,745	1,333,536
Wendy’s Funding LLC
Series 2021-1A, Class A2I (C)	2.370	06-15-51	2,433,044	2,147,047
Willis Engine Structured Trust V
Series 2020-A, Class A (C)	3.228	03-15-45	334,665	303,818
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (C)	3.238	07-30-51	1,599,530	1,447,014

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.7%				$88,158,876
(Cost $88,146,264)
U.S. Government Agency 0.4%				19,997,081
Federal Home Loan Bank Discount Note	5.250	08-01-24	20,000,000	19,997,081

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	23

	Yield (%)	Shares	Value
Short-term funds 1.3%			68,161,795
John Hancock Collateral Trust (I)	5.4652(J)	6,816,248	68,161,795

Total investments (Cost $3,870,184,366) 99.9%	$5,390,067,896
Other assets and liabilities, net 0.1%	7,866,330
Total net assets 100.0%	$5,397,934,226

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
NYRS	New York Registry Shares
SOFR	Secured Overnight Financing Rate
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-24. The value of securities on loan amounted to $66,813,431.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Security purchased or sold on a when-issued or delayed delivery basis.
(G)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(J)	The rate shown is the annualized seven-day yield as of 7-31-24.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
24	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	23,200	Long	Sep 2024	$25,831,368	$26,034,750	$203,382
						$203,382
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	25

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2024, by major security category or type:
	Total value at 7-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$3,134,840,035	$2,976,487,720	$158,352,315	—
Preferred securities	823,497	823,497	—	—
U.S. Government and Agency obligations	1,288,281,437	—	1,288,281,437	—
Corporate bonds	724,610,034	—	724,610,034	—
Municipal bonds	1,007,106	—	1,007,106	—
Term loans	676,404	—	676,404	—
Collateralized mortgage obligations	58,189,545	—	58,189,545	—
Asset backed securities	93,480,962	—	93,480,962	—
Short-term investments	88,158,876	68,161,795	19,997,081	—
Total investments in securities	$5,390,067,896	$3,045,473,012	$2,344,594,884	—
Derivatives:
Assets
Futures	$203,382	$203,382	—	—
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	6,816,248	$32,490,416	$282,967,422	$(247,322,537)	$18,172	$8,322	$217,118	—	$68,161,795
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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